Accounts payable, accrued expenses and other liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Schedule of accounts payable, accrued expenses and other liabilities
(In thousands)	December 31, 2021	June 30, 2022
Accounts payable to suppliers	12,986	9,952
Accrued bonus and staff costs	20,742	20,356
Other deposits	1,793	1,301
Other taxes payable (note)	881	397
Accrued professional fees	3,007	2,012
Accrued marketing expenses	75	189
Others	1,082	1,027
Total	40,566	35,234